Share capital and reserves - Schedule of Share Capital and Capital Reserve (Details) € in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2018 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 $ / shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 EUR (€) shares
Disclosure of classes of share capital [line items]
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity	€ 0.1	€ (0.8)	€ (0.2)	€ (0.1)
Total share capital and capital reserve						€ 2,120.3		€ 1,762.3
Listing and share transaction costs				€ (13.8)		(24.9)		(13.8)
Total net share capital and capital reserve						2,095.4		1,748.5
Ordinary shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve						2,109.7		1,751.7
Founder Preferred shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve						€ 10.6		€ 10.6
Issued Capital and Capital Reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in USD per share) | $ / shares					$ 10		$ 10
Number of shares issued and fully paid (in shares) | shares						194,542,957		174,229,051
Issued Capital and Capital Reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Par value per share (in USD per share) | $ / shares					$ 10.00		$ 10
Number of shares issued and fully paid (in shares) | shares						1,500,000		1,500,000